Income per Common Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Loss Per Common Share

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2022, 2023 and 2024, are analyzed as follows:

	Years ended December 31,
	2022	2023	2024
Net income attributable to Pyxis Tankers Inc.	$13,392	$37,037	$12,868
Less: Dividend Series A Convertible Preferred Stock	(885)	(810)	(562)
Less: Deemed dividend on redeemed Series A Convertible Preferred Stock	—	—	(2,682)
Net income attributable to common shareholders, basic	$12,507	$36,227	$9,624

Dividend Series A Convertible Preferred Stock	885	810	—
Net income attributable to common shareholders, diluted	$13,392	$37,037	$9,624

Effect of dilutive securities:
Preferred shares	2,026,909	1,884,718	—

Weighted average number of common shares, basic	10,613,672	10,701,059	10,524,511
Weighted average number of common shares, diluted	12,640,581	12,585,777	10,524,511

Income per common share, basic	$1.18	$3.38	$0.91
Income per common share, diluted	$1.06	$2.94	$0.91